Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,091,450
Total Fee Amount	4,708.03
Total Offset Amount	0.00
Net Fee	$ 4,708.03
Offset Table N/A	N/A